Contract Liabilities (Tables)	12 Months Ended
Jun. 30, 2025
Contract Liabilities [Abstract]
Schedule of Contract Liabilities

Contract liabilites as of June 30, 2025 and 2024 consisted of the following:

	2025	2024
Housekeeping services	$211,095	$256,551
Educational consulting services	87,690	-
Senior care services	-	230,520
Total	$298,785	$487,071

Contract liabilities as of June 30, 2025 and 2024 consisted of the following:

	2025	2024

Beginning balance	$487,071	$2,123,540
Prepayments from customers	299,069	487,201
Revenue recognized	(485,368)	(2,153,613)
Exchange rate difference	(1,987)	29,943
Ending balance	$298,785	$487,071